S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 29, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our promoters and our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	4,500,000 Class B ordinary shares(1)	$25,000

	140,000 private placement units to be purchased simultaneously with the closing of this offering	$1,400,000

	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	Up to $350,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be converted into private placement units of the post-business combination entity at the price of $10.00 per private placement unit	Working capital loans to finance transaction costs in connection with an initial business combination

Sponsor, our officers, our directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination

Finder’s, advisory, consulting or success fees

Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

ARC Group Securities LLC(2) and Clear Street LLC	420,000 representative shares (as defined below), including 370,000 representative shares to ARC Group Securities LLC and 50,000 representative shares to Clear Street LLC	Underwriter compensation in connection with this offering

	Deferred underwriting commission equal to one and one-half percent (1.5%) of the gross proceeds of this offering, payable in cash upon the closing of our initial business combination	Underwriter compensation in connection with this offering

(1)	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.
(2)	ARC Group Securities LLC, the sole book-runner and representative of the underwriters, beneficially owns 370,000 representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our CEO, is deemed a promoter of our company. Clear Street LLC, the co-manager, beneficially owns 50,000 representative shares.

SPAC Sponsor, Controlling Persons [Table Text Block]

Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 12,075,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 30% of the outstanding shares after this offering (not including the Class A ordinary shares that are included within the private units). Up to 675,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that 675,000 founder shares have been surrendered to us for no consideration, and that there are 15,560,000 ordinary shares issued and outstanding after this offering.

	Number of Class A Ordinary Shares	Approximate Percentage of Outstanding Class A Ordinary Shares in Proportion to Total Ordinary Shares Outstanding		Number of Class B Ordinary Shares	Approximate Percentage of Outstanding Class B Ordinary Shares in Proportion to Total Ordinary Shares Outstanding
Name and Address of Beneficial Owner (1)	Beneficially Owned	Before Offering	After Offering	Beneficially Owned	Before Offering	After Offering
Directors and Executive Officers
Ian Hanna(4)	-	-	-	-	-	*
Jake Carney	-	-	-	-	-	*
Daniel A. Mace	-	-	-	-	-	*
Jennifer Goforth	-	-	-	-	-	*
Patrik Hriczo	-	-	-	-	-	*

All Directors and Executive Officers as a group	-	-	-	-	-	*
5% Holders
FDB I (2) (3)	-	-	*	4,500,000	100%	28.6%

*	Less than one percent

(1)	Unless otherwise noted, the business address of each of the following is c/o ARC Group Securities Acquisition I, 398 Mill Avenue, Suite 306, Tempe, Arizona 85281.
(2)	Interests shown consist solely of 4,500,000 founder shares (assuming no over-allotment), classified as Class B ordinary shares, and 140,000 private placement shares, which are classified as Class A ordinary shares. The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or such earlier time at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	FDB I, or, the Sponsor, is the record holder of the 5,175,000 founder shares reported herein before closing of the Offing, which includes up to 675,000 founder shares that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised and the record holder of the 4,500,000 founder shares, which assumes the underwriters’ over-allotment option is not exercised and 140,000 private placement shares reported herein after closing of the Offering. Brynner Chiam is the manager of the Sponsor and owner of approximately 94% of the equity membership interests of the sponsor; accordingly, Mr. Chiam has the sole voting and investment discretion with respect to the ordinary shares held of record by the Sponsor.
(4)	Interests shown do not include the 420,000 representative shares, assuming the underwriter’s over-allotment option is not exercised, which are classified as Class A ordinary shares.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private units (including component securities and securities underlying those component securities)	Locked up until the closing of the initial business combination	Sponsor Ian Hanna Daniel A. Mace Patrik Hriczo Jennifer Goforth	Pursuant to the private unit purchase agreement between us and the sponsor, the securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	The completion of the initial business combination	Sponsor Ian Hanna Daniel A. Mace Patrik Hriczo Jennifer Goforth

The transfer restrictions are pursuant to the letter agreement entered into by and among the sponsor and our directors and officers can be waived with the prior written consent of ARC Group Securities LLC.

Our sponsor, officers and directors are also subject to separate lock-up period on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation

Ian Hanna	ARC Group Securities LLC	Broker-dealer	Chief Executive Officer
	ARC Group Limited ARC Group Securities Acquisition II	Advisory Firm	Partner

Jake Carney	Codebase Technologies	Digital Banking Solutions	In-House Fundraising
	Kelpy	Bio-Plastics Manufacturer	In-House Fundraising
	GetBee	Tech Commerce Platform	In-House Fundraising
	Propway	Embedded Property Platform	In-House Fundraising

Daniel A. Mace	Miluna Acquisition Corp Case Grande Friends of the Arts Inc Pinal 40, Inc	Non-profit Arts Center Philanthropic Organization	CFO & Director Board Member & Treasurer Volunteer Board Member/Treasurer

Jennifer Goforth	Goforth and Konkel Advisory	Automotive & Mobility Advisory	Principal & Independent Senior Advisor

Patrik Hriczo	YDS Group	Dental Care and Modern Dentistry	Management Accountant

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. In particular, each of our officers is an officer and/or director of ARC Group Securities Acquisition II, a blank check company incorporated under the laws of the Cayman Islands and affiliated with ARC Group Securities LLC formed for the purpose of effecting its own business combination that has not yet completed its initial public offering. Each of our officers owes fiduciary duties to ARC Group Securities Acquisition II as a matter of Cayman Islands law. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which such officer or director has then current fiduciary or contractual obligations, including ARC Group Securities Acquisition II, such officer or director will honor such officer’s or director’s fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. Other than ARC Group Securities Acquisition II, because the other entities to which our officers and directors owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, we do not believe that the fiduciary, contractual or other obligations or duties of our officers or directors, or of any affiliates of our initial shareholders, or policies applicable to any affiliates of our initial shareholders, will materially affect our ability to complete our initial business combination. ARC Group Securities Acquisition II has not yet completed its initial public offering and therefore has not yet identified a target for its potential business combination. As a result, there is a material conflict of interest between ARC Group Securities Acquisition II and our company, as we and ARC Group Securities Acquisition II are engaged in the business of engaging in business combinations. We expect that we will generally have priority over ARC Group Securities Acquisition II with respect to acquisition opportunities until we complete our initial business combination, enter into contractual agreements that would restrict our ability to engage in material discussions regarding potential initial business combinations, or cease operations, liquidate our trust account and dissolve.